Financial assets and liabilities - Movement in net debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets and liabilities
Net increase (decrease) in cash and cash equivalents per consolidated statements of cash flows	€ 90	€ (222)
(Decrease)/increase in net borrowings and derivative financial instruments	(930)	3,179
(Decrease)/increase in net debt	(840)	2,957
Net debt, beginning balance	8,807	5,850
Net debt, ending balance	7,967	8,807	€ 5,850
Proceeds from borrowings	3,497	5,479
Repayments of borrowings	4,061	2,322	€ 198
Fair value gain (loss) on derivative financial instruments used to hedge foreign currency and interest rate risk	(400)	100
Gain (loss) on foreign exchange on borrowings	800	(300)
Net gain (loss) on foreign exchange on borrowings impacting net debt	€ 400	€ (200)